Other Liabilities	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
Other Liabilities

Note 14. Other Liabilities

Other current liabilities as of December 31, 2025 and December 31, 2024 are as follows (in thousands):

	December 31,	December 31,
	2025	2024
Other current liabilities:
Contingent consideration	$—	$413
Deferred consideration	—	6,031
Sales tax payable	786	727
Corporate tax payable	1,276	1,295
Legal provisions	4,800	—
Other payables	13,636	861
Total other current liabilities	$20,498	$9,327
Other liabilities:
Deferred consideration	$389	$—
Contingent consideration	3,611	—
Other payables	16,272	—
Total other liabilities	$20,272	$—